Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Strategic transactions and programs
Expenses from strategic transactions and programs	€ 32,015	€ 3,696	€ 115,454	€ 3,696
Legacy Portfolio Optimization
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs	(826)		58,287
Impairment of intangible and tangible assets	10,724		35,050
Other	1,124		1,124
Expenses from strategic transactions and programs	11,022		94,461
FME25 Program
Strategic transactions and programs
Impairment of intangible and tangible assets	2,398	3,696	2,398	3,696
Impairment loss immediately before classification as held for sale	11,892		11,892
Expenses from strategic transactions and programs	14,290	€ 3,696	14,290	€ 3,696
Legal Form Conversion Costs
Strategic transactions and programs
Expenses from strategic transactions and programs	€ 6,703		€ 6,703